Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Computers and Peripherals and Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	33.00%
Office Furniture and Equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	7.00%
Office Furniture and Equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	15.00%
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	The shorter of the lease term and the useful life